VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Australia : 32.6%
BHP Group Ltd. (ADR) 166,446 $ 12,107,282
BlueScope Steel Ltd. 181,823 3,267,020
Fortescue Ltd. † 587,547 8,334,358
Mineral Resources Ltd. * † 71,170 2,713,831
Rio Tinto Ltd. † 89,334 10,075,266
Rio Tinto PLC (ADR) 132,590 12,369,321
48,867,078
Austria : 2.0%
voestalpine AG 68,657 3,036,826
Underline
Brazil : 9.4%
Cia Siderurgica Nacional SA
(ADR) * † 388,510 481,753
Gerdau SA (ADR) 700,610 2,529,202
Vale SA (ADR) 696,397 11,079,676
14,090,631
Canada : 1.2%
Labrador Iron Ore Royalty
Corp. † 35,939 755,065
Russel Metals, Inc. † 31,927 1,098,131
1,853,196
Finland : 0.8%
Outokumpu Oyj † 230,971 1,260,307
Underline
Japan : 9.5%
Hanwa Co. Ltd. † 94,700 947,437
JFE Holdings, Inc. † 337,600 3,942,807
Maruichi Steel Tube Ltd. 119,700 1,090,034
Nippon Steel Corp. † 1,796,500 6,608,643
Yamato Kogyo Co. Ltd. 20,200 1,560,860
14,149,781
Luxembourg : 5.4%
APERAM SA 26,802 1,067,123
ArcelorMittal SA (USD) 134,719 7,002,694
8,069,817
Netherlands : 5.0%
Tenaris SA (ADR) † 104,689 6,090,806
Ternium SA (ADR) 33,038 1,326,476
7,417,282
South Africa : 0.4%
Kumba Iron Ore Ltd. 33,420 623,417
Underline
South Korea : 5.2%
Hyundai Steel Co. 44,798 1,028,842
Number
of Shares Value
South Korea (continued)
POSCO Holdings, Inc. (ADR) † 115,420 $ 6,750,916
7,779,758
Spain : 1.1%
Acerinox SA 114,140 1,590,762
Underline
Sweden : 2.0%
SSAB AB 372,055 2,914,597
Underline
Taiwan : 4.7%
China Steel Corp. 7,683,000 4,592,637
Feng Hsin Steel Co. Ltd. 334,000 641,464
TA Chen Stainless Pipe 1,483,000 1,733,044
6,967,145
Turkey : 0.9%
Eregli Demir ve Celik
Fabrikalari TAS 2,132,994 1,365,062
Underline
United Kingdom : 0.3%
Vesuvius PLC 90,885 476,044
Underline
United States : 19.5%
Cleveland-Cliffs, Inc. * † 288,962 2,441,729
Commercial Metals Co. 44,678 2,744,570
Nucor Corp. 53,295 9,012,184
Reliance, Inc. 22,290 6,774,377
Sims Ltd. (AUD) 77,843 980,515
Steel Dynamics, Inc. 37,270 6,708,600
Worthington Steel, Inc. 17,366 527,058
29,189,033
Total Common Stocks
(Cost: $136,647,717) 149,650,736
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.7%
Money Market Fund: 6.7%
(Cost: $10,056,283)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 10,056,283 10,056,283
Total Investments: 106.7%
(Cost: $146,704,000) 159,707,019
Liabilities in excess of other assets: (6.7)% (9,998,632)
NET ASSETS: 100.0% $ 149,708,387
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $34,320,044.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.

VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
*   See Schedule of Investments for geographic sectors.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 149,650,736
Australia $ 24,476,603 $ 24,390,475 $ — $ 48,867,078
Austria — 3,036,826 — 3,036,826
Brazil 14,090,631 — — 14,090,631
Canada 1,853,196 — — 1,853,196
Finland — 1,260,307 — 1,260,307
Japan — 14,149,781 — 14,149,781
Luxembourg 7,002,694 1,067,123 — 8,069,817
Netherlands 7,417,282 — — 7,417,282
South Africa 623,417 — — 623,417
South Korea 6,750,916 1,028,842 — 7,779,758
Spain — 1,590,762 — 1,590,762
Sweden — 2,914,597 — 2,914,597
Taiwan 641,464 6,325,681 — 6,967,145
Turkey — 1,365,062 — 1,365,062
United Kingdom 476,044 — — 476,044
United States 28,208,518 980,515 — 29,189,033
Money Market Fund 10,056,283 — — 10,056,283
Total Investments $ 101,597,048 $ 58,109,971 $ — $ 159,707,019